Form 24F-2 - Preferred Investors Certificate

1.      Name and address of issuer:

        American Express Certificate Company
        70100 AXP Financial Center
        Minneapolis, MN 55474

2. The memo of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):

            [x]

3.      Investment Company Act File Number:

        811-00002

        Securities Act File Number:

        333-9611

4(a).   Last day of fiscal year for which this Form is filed:

        December 31, 2003

4(b). Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).

            [  ]

4(c).   Check box if this is the last time the issuer will be filing this Form.

            [  ]

5.      Calculation of registration fee:

(i).    Aggregate sale price of securities sold
        during the fiscal year pursuant to section 24(f):        $16,955,414.00

(ii).   Aggregate price of securities redeemed or
        repurchased during the fiscal year:                      $29,342,574.73

(iii).  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
        October 11, 1995 that were not previously used to
        reduce registration fees payable to the Commission:     $157,714,432.78

(iv).   Total available redemption credits (add Items 5(ii)
        and 5(iii):                                             $187,057,007.51

(v).    Net sales -- if item 5(i) is greater than item 5(iv)
        [subtract item 5(iv) from item 5(i)]:                             $0.00

(vi).   Redemption credits available for use in future
        years -- if item 5(i) is less than item 5(iv)
        [subtract item 5(iv) from item 5(i)]:                  ($170,101,593.51)

(vii).  Multiplier for determining registration fee                  $0.0001267

(viii). Registration fee due (multiply item 5(v) by item
        5(vii) (enter "0" if no fee is due):                              $0.00
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here 0 .

7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year:                $0.00

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:                      $0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:

            [  ]        Wire Transfer
            [  ]        Mail or other means


        Signatures

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*          /s/ Paula R. Meyer
                                           -----------------------------
                                               Paula R. Meyer
                                               President, American Express
                                               Certificate Company

        Date                                   March 24, 2004


        * Please print the name and title of the signing officer below the signature.